UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
7/31/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (45.5%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (20.1%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.836s, 2032		$167,899	$261,727
IFB Ser. 3408, Class EK, 25.024s, 2037		1,848,176	2,652,956
IFB Ser. 2976, Class LC, 23.72s, 2035		212,916	317,302
IFB Ser. 2979, Class AS, 23.573s, 2034		100,808	132,686
IFB Ser. 3072, Class SB, 22.95s, 2035		731,492	1,042,059
IFB Ser. 3249, Class PS, 21.645s, 2036		629,165	866,176
IFB Ser. 3065, Class DC, 19.287s, 2035		929,419	1,371,255
IFB Ser. 2990, Class LB, 16.457s, 2034		1,068,967	1,409,540
IFB Ser. 4105, Class HS, IO, 6.409s, 2042		5,291,029	1,293,392
IFB Ser. 3861, Class PS, IO, 6.409s, 2037		4,750,613	715,300
IFB Ser. 3907, Class KS, IO, 6.359s, 2040		5,124,594	868,201
IFB Ser. 3708, Class SA, IO, 6.259s, 2040		11,960,121	1,930,363
IFB Ser. 4112, Class SC, IO, 5.959s, 2042		14,981,919	2,584,351
IFB Ser. 4105, Class LS, IO, 5.959s, 2041		5,591,776	1,092,465
IFB Ser. 3852, Class NT, 5.809s, 2041		3,581,805	3,515,040
IFB Ser. 3752, Class PS, IO, 5.809s, 2040		7,218,628	1,108,781
Ser. 3632, Class CI, IO, 5s, 2038		203,815	15,912
Ser. 3626, Class DI, IO, 5s, 2037		86,052	2,574
Ser. 4132, Class IP, IO, 4 1/2s, 2042		17,959,298	3,409,793
Ser. 4122, Class TI, IO, 4 1/2s, 2042		6,648,416	1,237,270
Ser. 4018, Class DI, IO, 4 1/2s, 2041		7,495,955	1,179,039
Ser. 3747, Class HI, IO, 4 1/2s, 2037		1,955,459	228,999
Ser. 3707, Class PI, IO, 4 1/2s, 2025		5,347,439	438,971
Ser. 4116, Class MI, IO, 4s, 2042		13,644,502	2,393,590
Ser. 3740, Class KI, IO, 4s, 2033		2,738,053	23,629
Ser. 4141, Class PI, IO, 3s, 2042		11,865,405	1,687,735
Ser. 4158, Class TI, IO, 3s, 2042		30,295,482	4,279,237
Ser. 4165, Class TI, IO, 3s, 2042		37,402,292	5,206,399
Ser. 4176, Class DI, IO, 3s, 2042		31,959,672	4,521,974
Ser. 4171, Class NI, IO, 3s, 2042		18,875,109	2,534,927
Ser. 4183, Class MI, IO, 3s, 2042		10,825,033	1,481,947
Ser. 4172, Class PI, IO, 3s, 2040		14,850,027	1,689,042
Ser. T-56, Class A, IO, 0.524s, 2043		12,170,958	210,139
Ser. T-56, Class 1, IO, zero %, 2043		14,510,035	108,825
Ser. T-56, Class 2, IO, zero %, 2043		5,233,659	16,355
Ser. T-56, Class 3, IO, zero %, 2043		4,397,218	57,713
Ser. 4077, Class TO, PO, zero %, 2041		3,270,694	2,556,636
Ser. 3835, Class FO, PO, zero %, 2041		12,450,672	10,049,311
Ser. 3369, Class BO, PO, zero %, 2037		43,803	39,244
Ser. 3391, PO, zero %, 2037		367,400	308,057
Ser. 3300, PO, zero %, 2037		611,234	578,702
Ser. 3206, Class EO, PO, zero %, 2036		28,221	24,868
Ser. 3175, Class MO, PO, zero %, 2036		95,000	82,836
Ser. 3210, PO, zero %, 2036		98,453	88,957
FRB Ser. 3117, Class AF, zero %, 2036		23,495	21,629
FRB Ser. 3326, Class WF, zero %, 2035		27,941	26,962
FRB Ser. 3036, Class AS, zero %, 2035		19,267	15,853

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.76s, 2036		1,229,484	2,376,362
IFB Ser. 06-8, Class HP, 23.87s, 2036		832,972	1,345,625
IFB Ser. 05-45, Class DA, 23.723s, 2035		1,627,618	2,462,016
IFB Ser. 05-122, Class SE, 22.435s, 2035		1,758,917	2,507,575
IFB Ser. 05-75, Class GS, 19.68s, 2035		564,850	768,162
IFB Ser. 05-106, Class JC, 19.535s, 2035		896,420	1,340,990
IFB Ser. 05-83, Class QP, 16.9s, 2034		189,707	248,128
IFB Ser. 11-4, Class CS, 12.52s, 2040		2,075,236	2,447,018
IFB Ser. 12-96, Class PS, IO, 6.51s, 2041		9,544,937	1,744,433
Ser. 13-9, Class BA, 6 1/2s, 2042		2,167,174	2,174,624
IFB Ser. 12-75, Class SK, IO, 6.46s, 2041		13,946,264	2,751,040
IFB Ser. 12-75, Class KS, IO, 6.36s, 2042		8,693,179	1,611,020
IFB Ser. 12-3, Class CS, IO, 6.36s, 2040		9,182,814	1,575,863
IFB Ser. 12-3, Class SD, IO, 6.32s, 2042		2,879,012	529,508
IFB Ser. 11-27, Class AS, IO, 6.29s, 2041		9,021,884	1,560,605
IFB Ser. 12-30, Class HS, IO, 6.26s, 2042		24,847,156	4,384,281
IFB Ser. 10-35, Class SG, IO, 6.21s, 2040		21,636,948	3,614,019
IFB Ser. 12-132, Class SB, IO, 6.01s, 2042		12,099,849	1,667,117
IFB Ser. 13-19, Class DS, IO, 6.01s, 2041(F)		9,448,950	1,867,619
Ser. 06-10, Class GC, 6s, 2034		8,856,370	9,133,131
IFB Ser. 13-13, Class SA, IO, 5.96s, 2043		14,651,749	3,544,991
IFB Ser. 11-53, Class SY, IO, 5.76s, 2041		13,827,919	1,641,651
Ser. 12-129, Class TI, IO, 4 1/2s, 2040		10,408,240	1,868,279
Ser. 12-124, Class UI, IO, 4s, 2042		27,209,568	4,954,862
Ser. 13-55, Class IK, IO, 3s, 2043		9,355,073	1,396,993
Ser. 13-35, Class IP, IO, 3s, 2042(F)		10,786,676	1,330,827
Ser. 13-55, Class PI, IO, 3s, 2042		18,179,959	2,412,844
Ser. 13-30, Class IP, IO, 3s, 2041		9,619,506	1,130,003
Ser. 13-23, Class LI, 3s, 2041		11,093,676	1,260,131
Ser. 03-W10, Class 1, IO, 1.252s, 2043		9,418,334	348,405
Ser. 01-50, Class B1, IO, 0.399s, 2041		883,195	8,832
Ser. 2002-W6, Class 1AIO, 0.177s, 2042		1,099,113	2,404
Ser. 2005-W4, Class 1AIO, 0.096s, 2035		244,050	686
Ser. 03-34, Class P1, PO, zero %, 2043		236,047	191,198
Ser. 07-64, Class LO, PO, zero %, 2037		141,770	124,819
Ser. 07-14, Class KO, PO, zero %, 2037		410,607	355,364
Ser. 06-125, Class OX, PO, zero %, 2037		55,909	50,241
Ser. 06-84, Class OT, PO, zero %, 2036		46,175	40,934
Ser. 06-46, Class OC, PO, zero %, 2036		39,304	34,334

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.681s, 2041		11,072,483	16,431,012
IFB Ser. 10-158, Class SD, 14.425s, 2040		2,780,250	3,407,474
IFB Ser. 11-70, Class WS, 9.317s, 2040		11,858,000	11,643,252
IFB Ser. 11-72, Class SE, 7.151s, 2041		9,422,000	8,762,328
IFB Ser. 11-56, Class MS, 6.884s, 2041		5,324,887	5,501,619
IFB Ser. 11-61, Class CS, IO, 6.488s, 2035		17,255,171	2,588,293
IFB Ser. 10-109, Class SB, 6.408s, 2040		11,430,523	2,164,730
IFB Ser. 11-3, Class SG, IO, 6.358s, 2041		3,922,968	732,889
IFB Ser. 10-56, Class SC, IO, 6.308s, 2040		4,177,154	693,700
IFB Ser. 10-35, Class CS, IO, 6.278s, 2040		16,772,833	3,082,025
IFB Ser. 13-87, Class SA, IO, 6.008s, 2043		10,392,229	1,714,023
IFB Ser. 13-99, Class SL, IO, 5.958s, 2043		9,984,000	1,864,113
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040		8,285,587	1,402,336
IFB Ser. 11-94, Class SA, IO, 5.908s, 2041		15,374,781	2,687,512
IFB Ser. 10-158, Class SA, IO, 5.858s, 2040		4,937,547	838,692
IFB Ser. 10-151, Class SA, 5.858s, 2040		4,904,363	833,349
IFB Ser. 10-120, Class SA, IO, 5.858s, 2040		10,302,351	1,754,902
IFB Ser. 11-70, Class SM, IO, 5.698s, 2041		5,789,000	1,439,782
IFB Ser. 10-31, Class SA, IO, 5.558s, 2040		8,898,768	1,392,782
IFB Ser. 10-37, Class SG, IO, 5.508s, 2040		13,819,027	2,139,738
Ser. 13-3, Class IT, IO, 5s, 2043		9,557,445	1,914,748
Ser. 10-35, Class UI, IO, 5s, 2040		11,355,329	2,338,220
Ser. 12-129, Class IO, IO, 4 1/2s, 2042		9,039,207	1,915,408
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		10,073,994	2,069,690
Ser. 11-116, Class IA, IO, 4 1/2s, 2039		9,175,401	1,173,626
Ser. 12-56, Class IB, IO, 4s, 2042		18,569,903	3,429,208
Ser. 13-37, Class JI, IO, 3 1/2s, 2043		9,984,766	1,599,560
Ser. 13-27, Class PI, IO, 3 1/2s, 2042		12,056,596	1,983,069
Ser. 13-18, Class GI, IO, 3 1/2s, 2041		10,698,082	1,849,698
Ser. 12-48, Class KI, IO, 3 1/2s, 2039		9,216,303	1,646,400
Ser. 13-53, Class PI, IO, 3s, 2041		15,837,454	2,169,890
IFB Ser. 11-70, Class YI, IO, 0.15s, 2040		15,722,313	79,555
Ser. 11-70, PO, zero %, 2041		32,183,957	25,007,578
Ser. 10-151, Class KO, PO, zero %, 2037		906,795	780,306
Ser. 06-36, Class OD, PO, zero %, 2036		51,015	47,105

Structured Agency Credit Risk Debt Notes
FRB Ser. 13-DN1, Class M2, 7.34s, 2023		550,000	570,625
FRB Ser. 13-DN1, Class M1, 3.59s, 2023		607,000	612,691

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 5.985s, 2045		33,459,695	5,855,447

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028		510,201	84,183

			258,687,211
Commercial mortgage-backed securities (16.4%)

Banc of America Commercial Mortgage Trust
FRB Ser. 05-5, Class B, 5.229s, 2045		6,500,000	6,653,400
FRB Ser. 05-1, Class A4, 5.117s, 2042		1,085,754	1,126,394
Ser. 07-1, Class XW, IO, 0.323s, 2049		8,781,308	75,765

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.857s, 2042		16,358,700	100,966
Ser. 04-5, Class XC, IO, 0.697s, 2041		32,097,434	231,968
Ser. 02-PB2, Class XC, IO, 0.407s, 2035		6,631,194	3,534
Ser. 07-5, Class XW, IO, 0.367s, 2051		19,918,207	211,272
Ser. 05-1, Class XW, IO, 0.045s, 2042		238,563,621	63,219

Banc of America Commercial Mortgage, Inc. Ser. 04-4, Class D, 5.073s, 2042		2,385,000	2,421,520

Banc of America Commercial Mortgage, Inc. 144A Ser. 04-2, Class F, 4.992s, 2038		1,350,000	1,393,335

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.959s, 2042		915,000	992,565
FRB Ser. 05-T20, Class C, 5.143s, 2042		1,900,000	1,830,080
Ser. 03-T12, Class A4, 4.68s, 2039		1,973,165	1,977,506
Ser. 04-PR3I, Class X1, IO, 0.898s, 2041		5,947,321	44,642

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039		1,881,000	1,862,002
Ser. 06-PW14, Class X1, IO, 0.206s, 2038(F)		16,965,236	295,164

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 4.878s, 2045		7,098,000	6,214,299
Ser. 06-C5, Class XC, IO, 0.142s, 2049		112,438,968	1,652,853

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.376s, 2049		48,084,993	581,828
Ser. 07-CD4, Class XC, IO, 0.158s, 2049		152,479,097	1,158,841

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049		3,377,000	3,521,873

Commercial Mortgage Trust 144A
FRB Ser. 12-CR5, Class E, 4.335s, 2045		1,641,000	1,378,087
FRB Ser. 07-C9, Class AJFL, 0.883s, 2049		2,243,000	1,962,625
Pass-Through Certificates Ser. 06-C8, Class XS, IO, 0.19s, 2046		52,456,352	658,096

Credit Suisse First Boston Commercial Mortgage Trust Ser. 05-C5, Class C, 5.1s, 2038		1,487,000	1,523,732

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.762s, 2039		3,100,029	3,110,368

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.071s, 2049		84,981,770	305,403

CS First Boston Mortgage Securities Corp. Ser. 03-CPN1, Class E, 4.891s, 2035		1,528,000	1,528,000

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		1,928,894	2,121,783
Ser. 03-C3, Class AX, IO, 1.301s, 2038		4,426,587	44
Ser. 02-CP3, Class AX, IO, 1.23s, 2035		1,525,892	8,778

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.444s, 2044		2,118,000	2,035,849

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1, Class B4, 7.169s, 2031		275,823	275,737

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.692s, 2033		974,910	1,077

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.19s, 2037 (Cayman Islands)		105,632	105,236

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.941s, 2032		214,864	113,878

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C4, Class AJ, 5.294s, 2045		1,387,000	1,303,780

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.146s, 2045		262,586,480	866,354
Ser. 07-C1, Class XC, IO, 0.112s, 2049		125,151,225	673,063

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048		3,997,000	4,103,784

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.269s, 2029		2,430,895	67,015
Ser. 05-C1, Class X1, IO, 0.603s, 2043		30,756,432	274,624

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042		1,894,000	1,940,782

GS Mortgage Securities Corp. II 144A Ser. 06-GG6, Class XC, IO, 0.081s, 2038		92,650,141	129,432

GS Mortgage Securities Trust
Ser. 06-GG8, Class AJ, 5.622s, 2039		1,654,000	1,629,164
FRB Ser. 04-GG2, Class D, 5.545s, 2038		1,628,000	1,639,193
Ser. 06-GG6, Class A2, 5.506s, 2038		1,340,557	1,367,368

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030		148,289	148,660
FRB Ser. GC10, Class D, 4.285s, 2046		3,433,000	2,867,242

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051		4,696,000	4,790,859
FRB Ser. 07-LD12, Class A3, 5.928s, 2051		19,773,000	20,486,509
FRB Ser. 06-LDP7, Class B, 5.863s, 2045		3,516,000	2,923,990
Ser. 07-LD12, Class A2, 5.827s, 2051		1,162,570	1,174,196
FRB Ser. 07-LD11, Class A2, 5.799s, 2049(F)		2,526,429	2,576,848
FRB Ser. 04-CB9, Class B, 5.647s, 2041		2,374,000	2,435,487
FRB Ser. 06-CB14, Class A3B, 5.489s, 2044		1,869,668	1,881,188
Ser. 02-C3, Class D, 5.314s, 2035		249,870	249,595
FRB Ser. 04-CBX, Class B, 5.021s, 2037		1,143,000	1,132,094
FRB Ser. 13-C10, Class D, 4.161s, 2047		1,709,000	1,385,506
Ser. 06-LDP8, Class X, IO, 0.528s, 2045		54,319,510	788,719
Ser. 07-LDPX, Class X, IO, 0.291s, 2049		69,766,791	620,924

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 10-C1, Class D, 6.312s, 2043		3,439,000	3,620,385
FRB Ser. 07-CB20, Class C, 6.171s, 2051		1,556,000	1,438,755
FRB Ser. 01-C1, Class H, 5.626s, 2035		1,356,171	1,355,628
FRB Ser. 11-C3, Class E, 5.541s, 2046		1,416,000	1,439,081
FRB Ser. 11-C5, Class D, 5.314s, 2046		3,066,000	3,016,024
FRB Ser. 12-CBX, Class E, 5.188s, 2045		1,576,000	1,409,990
FRB Ser. 12-C8, Class D, 4.67s, 2045		5,984,000	5,585,114
FRB Ser. 12-LC9, Class E, 4.428s, 2047		1,553,000	1,297,052
FRB Ser. 12_LC9, Class D, 4.428s, 2047		1,817,000	1,646,783
Ser. 05-CB12, Class X1, IO, 0.341s, 2037		25,930,302	183,120
Ser. 06-LDP6, Class X1, IO, 0.078s, 2043		48,271,730	161,324

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031		291,261	291,989
Ser. 99-C1, Class G, 6.41s, 2031		851,777	860,295
Ser. 98-C4, Class G, 5.6s, 2035		160,748	163,770
Ser. 98-C4, Class H, 5.6s, 2035		808,000	859,736

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class AJ, 5.452s, 2039		3,913,000	4,171,708
Ser. 06-C7, Class A2, 5.3s, 2038		2,140,444	2,230,920
Ser. 07-C2, Class XW, IO, 0.498s, 2040		5,915,611	115,437

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036		7,400,000	6,396,974
Ser. 06-C7, Class XW, IO, 0.65s, 2038		37,432,272	732,400
Ser. 05-C5, Class XCL, IO, 0.464s, 2040		84,203,897	893,656
Ser. 05-C2, Class XCL, IO, 0.351s, 2040		139,203,263	600,801
Ser. 06-C7, Class XCL, IO, 0.257s, 2038		62,549,332	1,123,011
Ser. 05-C7, Class XCL, IO, 0.208s, 2040		118,381,367	537,096
Ser. 07-C2, Class XCL, IO, 0.193s, 2040		131,033,195	2,035,470

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.385s, 2028(F)		40,120	4

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.253s, 2051		1,828,000	1,864,926
FRB Ser. 07-C1, Class A3, 5.85s, 2050		475,000	495,090
FRB Ser. 05-CKI1, Class B, 5.282s, 2037		10,872,000	10,951,366

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.93s, 2039		13,358,962	94,942
Ser. 05-MCP1, Class XC, IO, 0.592s, 2043		36,540,554	343,554

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.312s, 2049		492,943	491,711

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049		2,138,000	1,966,960

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.606s, 2037		1,033,875	47,868
Ser. 06-C4, Class X, IO, 6.108s, 2045		5,006,832	249,841
Ser. 05-C3, Class X, IO, 5.919s, 2044		1,785,553	99,455

Morgan Stanley/Bank of America/Merrill Lynch Trust 144A Ser. 13-C10, Class D, 4.219s, 2046(F)		2,300,000	1,862,985

Morgan Stanley Capital I Trust
Ser. 07-IQ15, Class A2, 5.853s, 2049		1,571,463	1,571,463
Ser. 06-HQ9, Class B, 5.832s, 2044		6,140,000	6,441,634
FRB Ser. 06-T23, Class A2, 5.741s, 2041(F)		89,737	90,077
Ser. 07-IQ14, Class A2, 5.61s, 2049		899,989	915,854
FRB Ser. 07-HQ12, Class A2, 5.579s, 2049		2,339,471	2,348,829
FRB Ser. 07-HQ12, Class A2FX, 5.579s, 2049		6,967,483	7,108,923

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.263s, 2043		430,286	440,772

Morgan Stanley-Bank of America-Merril Lynch Mortgage Trust Ser. 13-C7, Class XA, IO, 1.759s, 2046		19,913,794	2,043,753

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		1,577,632	236,645

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049		3,595,000	3,319,582
Ser. 12-C4, Class XA, IO, 1.89s, 2045		14,008,408	1,648,565

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C24, Class AJ, 5.658s, 2045		2,171,000	2,113,034
Ser. 05-C17, Class D, 5.396s, 2042		6,740,000	6,618,006
Ser. 06-C29, IO, 0 3/8s, 2048		186,765,166	2,276,667
Ser. 07-C34, IO, 0.341s, 2046		16,342,426	197,743

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.326s, 2042		22,881,763	113,036
Ser. 06-C26, Class XC, IO, 0.051s, 2045		10,987,322	22,744

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036(F)		129,000	109,644

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.248s, 2044		3,999,768	3,755,261
FRB Ser. 12-C10, Class D, 4.461s, 2045		3,446,000	2,891,764
FRB Ser. 13-C11, Class D, 4.185s, 2045		1,605,000	1,332,401

			211,229,713
Residential mortgage-backed securities (non-agency) (9.0%)

ASG Resecuritization Trust 144A FRB Ser. 10-3, 0.483s, 2045		6,630,000	5,038,800

Citigroup Mortgage Loan Trust, Inc. Ser. 2005-WF2, Class AF4, 4.964s, 2035		1,491,643	1,487,914

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 09-7, Class 4A2, 2.655s, 2035		4,500,000	3,880,350
Ser. 10-8, Class 1A2, 5 1/2s, 2036		1,300,000	1,248,000

Countrywide Asset Backed Certificates FRB Ser. 05-AB1, Class A3, 0.49s, 2035		11,064,989	10,235,115

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		134,710	13

GSAA Home Equity Trust FRB Ser. 04-10, Class AF4, 4.762s, 2034		3,295,273	3,336,464

Harborview Mortgage Loan Trust FRB Ser. 05-9, Class 2A1B, 0.562s, 2035		8,126,649	7,151,451

Mortgageit Trust FRB Ser. 05-1, Class 1M2, 0.78s, 2035		3,921,748	3,210,190

Residential Accredit Loans, Inc. Ser. 04-QS15, Class A5, 5 1/2s, 2034		6,904,098	6,800,537

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR11, Class A1C3, 0.7s, 2045		4,974,798	3,830,594
FRB Ser. 05-AR19, Class A1C3, 0.69s, 2045		12,727,282	10,054,553
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034		12,597,148	10,833,547
FRB Ser. 05-AR11, Class A1B2, 0.64s, 2045		5,199,954	4,341,962
FRB Ser. 05-AR13, Class A1C4, 0.62s, 2045		20,816,728	16,132,964
FRB Ser. 05-AR17, Class A1B2, 0.6s, 2045		6,978,824	5,792,424
FRB Ser. 05-AR11, Class A1B3, 0.59s, 2045		9,262,486	7,826,801
FRB Ser. 05-AR8, Class 2AC3, 0.58s, 2045		5,416,556	4,495,742
FRB Ser. 05-AR6, Class 2AB2, 0.56s, 2045		8,701,518	7,657,336
FRB Ser. 2005-AR17, Class A1B3, 0.54s, 2045		2,076,422	1,809,083

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 04-H, Class A1, 2.616s, 2034		1,502,471	1,513,740

			116,677,580

Total mortgage-backed securities (cost $546,024,335)			$586,594,504

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (41.6%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.8%)

Government National Mortgage Association Pass-Through Certificates
5s, August 20, 2040		$11,583,162	$12,578,137
4s, TBA, September 1, 2043		11,000,000	11,453,320
3 1/2s, July 15, 2042		12,288,772	12,546,574

			36,578,031
U.S. Government Agency Mortgage Obligations (38.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, May 1, 2040		11,309,742	12,325,385
4s, with due dates from June 1, 2042 to June 1, 2043		35,568,784	36,620,563
3 1/2s, with due dates from August 1, 2042 to April 1, 2043		12,139,581	12,225,268

Federal National Mortgage Association Pass-Through Certificates
7s, January 1, 2017		2,945	3,064
4s, with due dates from June 1, 2042 to August 1, 2043(FWC)		126,538,714	130,394,927
4s, March 1, 2042(FWC)		46,221	49,088
4s, January 1, 2041(FWC)		955,798	1,015,087
4s, January 1, 2041(FWC)		100,560	106,797
4s, November 1, 2040(FWC)		16,040	17,035
4s, March 1, 2039(FWC)		16,238	17,245
4s, TBA, September 1, 2043		74,000,000	76,621,798
4s, TBA, August 1, 2043		74,000,000	76,850,154
3 1/2s, with due dates from November 1, 2042 to June 1, 2043(FWC)		71,103,379	71,183,641
3 1/2s, TBA, August 1, 2043		32,000,000	32,252,499
3s, TBA, August 1, 2043		51,000,000	49,442,108

			499,124,659

Total U.S. government and agency mortgage obligations (cost $549,586,242)			$535,702,690

U.S. TREASURY OBLIGATIONS (0.3%)(a)
		Principal amount	Value

U.S. Treasury Inflation Protected Securities 2 1/2s, January 15, 2029(i)		$253,857	$313,661

U.S. Treasury Notes
2 5/8s, November 15, 2020		416,000	432,048
1/4s, December 15, 2015(i)		1,364,000	1,359,035
1/4s, February 28, 2014(i)		765,000	766,559
1/4s, May 15, 2015(i)		736,000	735,993
1/4s, July 15, 2015(i)		432,000	431,512
3/4s, February 28, 2018(i)		415,000	407,003

Total U.S. treasury Obligations (cost $4,409,178)			$4,445,811

CORPORATE BONDS AND NOTES (28.3%)(a)
		Principal amount	Value

Basic materials (2.5%)

Agrium, Inc. sr. unsec. notes 4.9s, 2043 (Canada)		$1,528,000	$1,431,212

Agrium, Inc. sr. unsec. notes 3 1/2s, 2023 (Canada)		512,000	492,835

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		571,000	563,863

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023		285,000	270,750

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		835,000	876,750

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		415,000	494,062

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023		355,000	335,605

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021		355,000	340,800

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042		1,745,000	1,675,005

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022		1,245,000	1,222,067

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018		300,000	346,529

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019		625,000	691,053

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		470,000	600,194

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020		2,120,000	2,388,010

International Paper Co. sr. unsec. notes 8.7s, 2038		510,000	696,214

International Paper Co. sr. unsec. notes 7.95s, 2018		1,400,000	1,744,148

LYB International Finance BV sr. unsec. unsub. notes 4s, 2023 (Netherlands)		610,000	605,378

LyondellBasell Industries NV sr. unsec. notes 6s, 2021		1,935,000	2,215,084

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021		640,000	632,643

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022		945,000	928,055

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019		1,130,000	1,362,756

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)		2,475,000	2,455,250

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022		899,000	933,171

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019		393,000	416,308

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		1,815,000	2,394,261

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018		1,080,000	1,261,756

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		135,000	151,884

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		1,470,000	1,710,548

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)		1,385,000	1,664,140

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)		590,000	534,693

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)		610,000	667,995

			32,103,019
Capital goods (0.8%)

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022		1,085,000	1,117,550

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023		450,000	423,000

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		2,099,000	2,198,703

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		1,393,000	1,749,913

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		435,000	530,503

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041		595,000	649,939

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018		720,000	767,072

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		660,000	750,645

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018		905,000	911,593

United Technologies Corp. sr. unsec. notes 5.7s, 2040		100,000	118,082

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042		905,000	905,699

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022		560,000	555,144

			10,677,843
Communication services (2.8%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)		880,000	940,330

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)		670,000	689,528

American Tower Corp. sr. unsec. notes 7s, 2017(R)		1,210,000	1,391,050

American Tower Corp. sr. unsec. unsub. notes 3 1/2s, 2023		750,000	682,021

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		1,535,000	1,729,156

AT&T, Inc. sr. unsec. unsub. notes 4.35s, 2045		1,695,000	1,480,166

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023		1,415,000	1,333,271

CenturyLink, Inc. sr. unsec. debs. notes Ser. G, 6 7/8s, 2028		2,025,000	1,923,750

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035		700,000	841,654

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040		265,000	282,624

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		1,915,000	2,037,449

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020		800,000	888,000

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040		845,000	1,004,989

Orange S.A. sr. unsec. unsub. notes 5 3/8s, 2019 (France)		880,000	977,958

Orange S.A. sr. unsec. unsub. notes 4 1/8s, 2021 (France)		886,000	903,837

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		1,394,000	1,560,985

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)		610,000	735,603

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)		425,000	384,865

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017		2,425,000	2,609,803

SBA Tower Trust 144A notes 2.933s, 2017		280,000	282,920

SES 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)		920,000	908,307

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026		2,435,000	3,220,039

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)		621,000	641,423

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)		1,500,000	1,563,719

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)		770,000	744,498

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)		345,000	379,934

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)		850,000	839,705

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038		1,165,000	1,149,662

Time Warner Cable, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		355,000	396,655

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039		350,000	338,967

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041		85,000	72,775

Time Warner Cable, Inc. sr. unsec. FRN notes 8 3/4s, 2019		800,000	947,866

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022		640,000	788,772

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030		795,000	1,001,222

			35,673,503
Consumer cyclicals (2.7%)

ADT Corp. (The) sr. unsec. unsub. notes 4 7/8s, 2042		930,000	706,130

ADT Corp. (The) sr. unsec. unsub. notes 3 1/2s, 2022		1,300,000	1,086,860

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		645,000	732,881

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030		2,400,000	3,056,621

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020		1,195,000	1,260,725

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040		269,000	276,165

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. sr. unsec. unsub. notes 5.2s, 2020		670,000	721,786

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		950,000	995,275

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		350,000	426,959

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		950,000	1,029,925

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016		2,760,000	2,908,852

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021		1,175,000	1,302,955

General Motors Financial Co., Inc. 144A sr. unsec. notes 3 1/4s, 2018		661,000	646,128

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016		944,000	940,460

Hayatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023		660,000	616,878

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023		675,000	916,288

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)		266,000	290,753

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		124,000	129,164

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		840,000	917,700

L Brands, Inc. sr. notes 5 5/8s, 2022		820,000	846,650

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		345,000	399,392

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024		405,000	479,079

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		240,000	238,897

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022		360,000	364,441

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019		780,000	792,226

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024		870,000	1,042,272

News America Holdings, Inc. debs. 7 3/4s, 2045		790,000	999,126

News America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034		675,000	746,110

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022		740,000	717,724

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023		640,000	626,942

Owens Corning company guaranty sr. unsec. notes 9s, 2019		114,000	139,935

Time Warner Entertainment Co., LP company guaranty sr. unsec. bonds 8 3/8s, 2033		449,000	500,032

Time Warner Entertainment Co., LP sr. unsec. debs. 8 3/8s, 2023		1,119,000	1,311,470

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		1,850,000	2,403,311

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021		365,000	393,647

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023		1,020,000	943,072

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022		1,075,000	1,071,588

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021		1,305,000	1,281,562

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041		520,000	514,129

			34,774,110
Consumer staples (2.5%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018		308,000	412,370

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019		586,000	780,455

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022		2,595,000	2,403,991

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		1,313,000	1,950,687

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)		1,430,000	1,523,626

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021		715,000	936,967

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)		285,000	276,450

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032		2,154,166	2,607,163

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037		2,270,000	2,458,798

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)		2,250,000	2,164,302

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)		865,000	897,511

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022		675,000	896,281

Erac USA Finance, LLC 144A sr. unsec. notes 4 1/2s, 2021		2,235,000	2,321,468

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)		1,300,000	1,202,997

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		3,905,000	4,717,063

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042		420,000	424,805

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017		605,000	701,381

Kroger Co. (The) sr. notes 6.15s, 2020		200,000	231,670

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038		680,000	869,721

McDonald's Corp. sr. unsec. bonds 6.3s, 2037		530,000	669,195

McDonald's Corp. sr. unsec. notes 5.7s, 2039		775,000	921,149

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042		610,000	611,358

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042		630,000	648,050

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016		325,000	366,752

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)		1,370,000	1,472,349

			32,466,559
Energy (2.2%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021		602,000	620,060

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031		2,880,000	3,635,306

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)		200,000	207,448

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)		1,860,000	2,033,274

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)		620,000	672,676

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)		185,000	169,321

Continental Resources, Inc./OK company guaranty sr. unsec. notes 4 1/2s, 2023		450,000	439,875

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020		775,000	826,258

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019		340,000	401,644

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		885,000	1,137,845

Lukoil International Finance B.V. 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		1,040,000	975,359

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041		525,000	596,445

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		895,000	1,115,692

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041		1,095,000	1,104,379

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4 3/8s, 2023 (Brazil)		820,000	734,935

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018		2,910,000	3,186,450

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022		1,680,000	1,798,690

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040		2,160,000	2,948,346

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)		1,015,000	1,062,198

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020		240,000	265,699

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018		135,000	156,657

Spectra Energy Capital, LLC sr. notes 8s, 2019		650,000	819,093

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		1,900,000	2,069,431

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Bermuda)		584,000	749,253

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037		205,000	215,851

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017		240,000	271,236

Weatherford International, Ltd. company guaranty notes 6 1/2s, 2036 (Bermuda)		82,000	83,328

			28,296,749
Financials (9.6%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)		4,460,000	4,764,350

Aflac, Inc. sr. unsec. notes 6.9s, 2039		1,725,000	2,162,072

Aflac, Inc. sr. unsec. notes 6.45s, 2040		675,000	809,561

American Express Co. sr. unsec. notes 2.65s, 2022		486,000	454,718

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068		1,414,000	1,728,615

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042		3,255,000	2,811,724

Associates Corp. of North America sr. unsec. notes 6.95s, 2018		1,764,000	2,088,913

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		1,485,000	1,608,843

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)		1,630,000	1,625,925

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)		1,000,000	979,672

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)		1,965,000	1,908,848

Bank of America Corp. sub. notes 7 3/4s, 2015		1,465,000	1,618,933

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017		905,000	989,618

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		2,881,000	3,692,347

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)		2,815,000	3,102,012

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)		760,000	691,600

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017		1,020,000	1,178,547

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018		1,685,000	2,019,587

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043		2,065,000	1,915,796

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023		1,260,000	1,190,129

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019		100,000	127,582

Citigroup, Inc. sr. unsec. sub. FRN notes 0.544s, 2016		1,961,000	1,891,871

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021		580,000	658,763

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)		510,000	571,394

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)		100,000	103,558

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		1,715,000	2,115,631

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)		390,000	450,939

EPR Properties unsec. notes 5 1/4s, 2023(R)		1,150,000	1,126,049

GATX Financial Corp. notes 5.8s, 2016		455,000	500,682

General Electric Capital Corp. sr. unsec. unsub. notes 3.15s, 2022		2,038,000	1,925,924

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		1,075,000	1,290,047

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		940,000	1,134,036

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6.15s, 2018		595,000	678,030

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		950,000	995,820

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		3,548,000	4,322,606

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)		1,175,000	1,269,831

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		2,520,000	2,331,000

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)		825,000	802,617

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		835,000	920,618

HSBC Bank USA, N.A. unsec. sub. notes 7s, 2039		2,000,000	2,397,360

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026		955,000	970,758

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016		670,000	695,963

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)		715,000	750,224

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		895,000	953,175

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015		1,149,000	1,183,470

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017		404,000	462,193

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017		1,311,000	1,483,183

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		130,000	151,125

Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035		1,715,000	1,876,260

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)		4,335,000	4,700,657

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)		2,880,000	3,137,933

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		2,305,000	3,398,361

Metropolitan Life Global Funding I 144A notes 3s, 2023		715,000	681,311

Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.8s, 2025		3,000,000	3,763,818

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016		970,000	1,078,580

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		1,090,000	1,163,575

Nationwide Financial Services, Inc. notes 5 5/8s, 2015		500,000	529,296

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039		85,000	117,730

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)		5,160,000	5,401,405

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		1,010,000	995,398

Pacific LifeCorp 144A sr. notes 6s, 2020		1,575,000	1,749,933

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022		357,000	377,144

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040		1,135,000	1,399,189

Prudential Holdings, LLC sr. FRN notes Ser. AGM, 1.148s, 2017		160,000	158,394

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)		1,255,000	1,618,950

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)		570,000	554,214

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s, perpetual maturity (United Kingdom)		944,000	776,440

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)		455,000	466,935

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s, 2022 (United Kingdom)		2,640,000	2,923,800

Royal Bank of Scotland PLC (The) unsec. sub. notes 6.1s, 2023 (United Kingdom)		1,465,000	1,397,477

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)		2,600,000	2,715,999

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. notes 5s, 2018(R)		1,185,000	1,260,388

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)		2,835,000	2,661,353

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)		645,000	751,894

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019		985,000	1,143,672

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039		889,000	1,104,857

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026		975,000	1,285,150

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038		250,000	307,090

WEA Finance, LLC 144A company guaranty sr. notes 7 1/8s, 2018		1,070,000	1,282,026

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		810,000	963,590

Wells Fargo Bank NA unsec. sub. FRN notes 0.484s, 2016		1,180,000	1,165,834

Willis Group Holdings, Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		750,000	815,692

Willis Group North America, Inc. company guaranty notes 6.2s, 2017		510,000	566,124

			123,896,728
Health care (0.6%)

Actavis, Inc. sr. unsec. notes 4 5/8s, 2042		345,000	316,541

Actavis, Inc. sr. unsec. notes 3 1/4s, 2022		275,000	261,884

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		1,660,000	2,040,821

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042		660,000	711,208

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		356,000	376,915

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021		839,000	885,145

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018		375,000	375,082

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037		1,045,000	1,197,098

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		244,000	260,199

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		975,000	944,904

WellPoint, Inc. notes 7s, 2019		225,000	274,220

			7,644,017
Technology (0.4%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		1,835,000	1,592,772

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020		580,000	616,250

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022		1,075,000	1,099,188

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		820,000	795,400

Xerox Corp. sr. unsec. notes 6.35s, 2018		1,205,000	1,389,677

			5,493,287
Transportation (0.5%)

Burlington Northern Santa Fe Corp. sr. unsec. notes 5 3/4s, 2018		365,000	423,752

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		1,520,000	1,642,970

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2019		778,665	823,438

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		326,400	339,456

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042		330,000	322,093

Kansas City Southern de Mexico SA de CV 144A sr. unsec. notes 2.35s, 2020 (Mexico)		154,000	147,248

Kansas City Southern Railway 144A sr. unsec. notes 4.3s, 2043		286,000	257,059

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		1,115,000	1,230,227

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022		199,484	230,653

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014		390,000	406,296

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022		434,021	453,552

			6,276,744
Utilities and power (3.7%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		580,000	622,642

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		390,000	372,696

Beaver Valley Funding Corp. sr. bonds 9s, 2017		142,000	143,969

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016		980,000	1,100,817

Bruce Mansfield Unit pass-through certificates 6.85s, 2034		1,728,679	1,861,932

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019		2,280,000	2,956,727

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033		480,000	562,652

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042		710,000	677,554

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017		2,460,000	2,860,601

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		725,000	695,442

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		1,940,000	2,011,353

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032		830,000	1,103,722

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020		750,000	869,327

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)		970,000	1,193,111

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)		2,895,000	2,786,438

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)		695,000	717,628

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		2,265,000	2,486,146

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		780,000	833,299

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		1,220,000	1,182,150

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)		510,000	529,111

ITC Holdings Corp. 144A notes 5 7/8s, 2016		890,000	992,076

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		330,000	372,820

Kansas Gas and Electric Co. bonds 5.647s, 2021		509,901	540,986

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020		1,425,000	1,696,535

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)		1,285,000	1,462,309

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036		1,000,000	1,155,172

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037		410,000	493,959

MidAmerican Funding, LLC sr. bonds 6.927s, 2029		360,000	446,232

Narragansett Electric Co. (The) 144A sr. unsec. notes 4.17s, 2042		1,345,000	1,215,248

Oncore Electric Delivery Co., LLC bank guaranty unsec. sub. notes 4.55s, 2041		1,455,000	1,413,202

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		295,000	359,240

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037		785,000	904,071

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037		460,000	567,358

Potomac Edison Co. 144A sr. bonds 5.8s, 2016		885,000	985,757

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)		3,220,000	3,491,176

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017		340,000	394,727

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		2,840,000	3,749,203

West Penn Power Co. 144A 1st mtge. 5.95s, 2017		830,000	948,883

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042		530,000	501,062

			47,257,333

Total corporate bonds and notes (cost $347,404,960)			$364,559,892

MUNICIPAL BONDS AND NOTES (0.3%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$770,000	$1,004,226

IL State G.O. Bonds
4.421s, 1/1/15		410,000	427,118
4.071s, 1/1/14		1,220,000	1,235,421

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		675,000	831,155

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		845,000	886,413

Total municipal bonds and notes (cost $3,925,200)			$4,384,333

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.90)/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.90	$156,409,877	$699,152

2.70/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.70	156,409,877	586,537

Credit Suisse International

(2.885)/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.885	155,409,877	805,023

2.685/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.685	155,409,877	545,489

Total purchased swap options outstanding (cost $4,568,520)			$2,636,201

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)		$800,000	$851,221

Total foreign government and agency bonds and notes (cost $797,690)			$851,221

SENIOR LOANS (—%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.443s, 2018		$160,015	$141,642

SunGard Data Systems, Inc. bank term loan FRN 1.953s, 2014		2,719	2,714

Total senior loans (cost $154,696)			$144,356

SHORT-TERM INVESTMENTS (2.8%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.02%(AFF)		9,000,666	$9,000,666

SSgA Prime Money Market Fund 0.02%(P)		13,185,000	13,185,000

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.09%, May 29, 2014(SEG)(SEGSF)(SEGCCS)		$13,319,000	13,310,649

U.S. Treasury Bills zero %, June 26, 2014(i)		48,000	47,957

Total short-term investments (cost $35,542,980)			$35,544,272

TOTAL INVESTMENTS

Total investments (cost $1,492,413,801)(b)			$1,534,863,280

FUTURES CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Bond 30 yr (Long)	850	$113,953,125	Sep-13	$(4,602,865)
U.S. Treasury Note 5 yr (Long)	1,394	169,185,860	Sep-13	(1,505,553)
U.S. Treasury Note 10 yr (Long)	118	14,919,625	Sep-13	(21,506)

Total				$(6,129,924)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/13 (premiums $4,567,997) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.80)/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.80	$103,582,700	$789,300
2.80/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.80	103,582,700	832,805
Credit Suisse International
(2.785)/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.785	103,582,700	740,616
2.785/3 month USD-LIBOR-BBA/Aug-23	Aug-13/2.785	103,582,700	933,280

Total			$3,296,001

TBA SALE COMMITMENTS OUTSTANDING at 7/31/13 (proceeds receivable $110,345,624) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, September 1, 2043	$11,000,000	9/12/13	$11,378,125
Federal National Mortgage Association, 4s, August 1, 2043	74,000,000	8/12/13	76,850,154
Federal National Mortgage Association, 3 1/2s, August 1, 2043	22,000,000	8/12/13	22,173,593

Total			$110,401,872

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty/		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$160,359,800	(E)	$(1,805,254)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$7,521,272
	120,449,300	(E)	2,413,853	9/18/23	3 month USD-LIBOR-BBA	2.20%	(4,591,477)
	Barclays Bank PLC
	174,578,000	(E)	352,648	9/18/15	3 month USD-LIBOR-BBA	0.45%	109,984
	228,459,000	(E)	45,763	9/18/15	0.45%	3 month USD-LIBOR-BBA	363,320
	5,920,000	(E)	18,021	9/18/43	3.15%	3 month USD-LIBOR-BBA	590,249
	3,764,000	(E)	1,442	9/18/18	1.15%	3 month USD-LIBOR-BBA	92,832
	66,147,000	(E)	(409,047)	9/18/23	2.20%	3 month USD-LIBOR-BBA	3,438,062
	Citibank, N.A.
	19,280,000	(E)	(206,042)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(2,069,647)
	48,627,000	(E)	7,803	9/18/15	0.45%	3 month USD-LIBOR-BBA	75,395
	843,000	(E)	1,229	9/18/18	1.15%	3 month USD-LIBOR-BBA	21,697
	2,176,000	(E)	5,555	9/18/23	2.20%	3 month USD-LIBOR-BBA	132,111
	Credit Suisse International
	7,215,000		1,732	6/19/15	0.40%	3 month USD-LIBOR-BBA	8,007
	109,384,000	(E)	51,842	9/18/18	1.15%	3 month USD-LIBOR-BBA	2,707,686
	23,423,000	(E)	43,054	9/18/15	3 month USD-LIBOR-BBA	0.45%	10,495
	66,231,600	(E)	870,759	9/18/23	3 month USD-LIBOR-BBA	2.20%	(2,981,271)
	11,104,000	(E)	(54,076)	9/18/23	2.20%	3 month USD-LIBOR-BBA	591,732
	299,720,000	(E)	(30,984)	9/18/15	0.45%	3 month USD-LIBOR-BBA	385,627
	3,449,000	(E)	25,410	9/18/43	3.15%	3 month USD-LIBOR-BBA	358,790
	Deutsche Bank AG
	16,337,000	(E)	11,809	9/18/18	1.15%	3 month USD-LIBOR-BBA	408,471
	43,285,000	(E)	(4,242)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(64,408)
	1,129,000	(E)	(527)	9/18/23	2.20%	3 month USD-LIBOR-BBA	65,136
	5,082,000	(E)	17,717	9/18/43	3.15%	3 month USD-LIBOR-BBA	508,944
	Goldman Sachs International
	74,811,000	(E)	(366,048)	9/18/18	1.15%	3 month USD-LIBOR-BBA	1,450,363
	34,781,000	(E)	167,432	9/18/43	3 month USD-LIBOR-BBA	3.15%	(3,194,499)
	132,856,100	(E)	(719,415)	9/18/23	2.20%	3 month USD-LIBOR-BBA	7,007,496
	13,016,000	(E)	(382,410)	9/18/43	3.15%	3 month USD-LIBOR-BBA	875,716
	81,766,000	(E)	7,462	9/18/15	3 month USD-LIBOR-BBA	0.45%	(106,193)
	69,493,100	(E)	1,410,167	9/18/23	3 month USD-LIBOR-BBA	2.20%	(2,631,551)
	JPMorgan Chase Bank N.A.
	40,859,000	(E)	98,402	9/18/18	3 month USD-LIBOR-BBA	1.15%	(893,655)
	152,189,800	(E)	(2,599,329)	9/18/23	2.20%	3 month USD-LIBOR-BBA	6,252,030
	52,762,900	(E)	1,158,351	9/18/23	3 month USD-LIBOR-BBA	2.20%	(1,910,340)
	50,361,000	(E)	(12,158)	9/18/15	0.45%	3 month USD-LIBOR-BBA	57,843
	Royal Bank of Scotland PLC (The)
	7,011,000		(92,889)	6/19/23	2.00%	3 month USD-LIBOR-BBA	377,990

	Total						$14,968,207
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$129,158,800	(E)	$(6,401,901)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$1,109,976
	71,585,200	(E)	2,230,110	9/18/23	3 month USD-LIBOR-BBA	2.20%	(1,933,286)
	24,645,700		(34,213)	6/21/23	3 month USD-LIBOR-BBA	2.3625%	(875,728)
	98,582,700		250,085	7/2/23	3 month USD-LIBOR-BBA	2.58%	(1,271,958)
	3,744,000	(E)	(13,225)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(8,021)
	61,930,000	(E)	3,331,332	9/18/23	3 month USD-LIBOR-BBA	2.20%	(270,516)
	5,478,000	(E)	(326,095)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(7,494)
	4,992,000	(E)	(295,597)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(5,262)
	33,126,000	(E)	116,533	9/18/15	3 month USD-LIBOR-BBA	0.45%	70,489
	99,224,500	(E)	5,777,006	9/18/23	3 month USD-LIBOR-BBA	2.20%	6,109
	20,755,000	(E)	589,247	9/18/18	3 month USD-LIBOR-BBA	1.15%	85,316
	56,631,000	(E)	(3,738,419)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(444,760)
	86,650,000	(E)	(289,672)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(169,229)
	25,711,000	(E)	(2,543,692)	9/18/43	3.15%	3 month USD-LIBOR-BBA	(58,467)
	43,344,200	(E)	(2,670,614)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(149,715)
	88,199,200	(E)	(4,838,847)	9/18/23	2.20%	3 month USD-LIBOR-BBA	290,818
	12,259,000	(E)	(1,247,157)	9/18/43	3.15%	3 month USD-LIBOR-BBA	(62,202)
	41,228,000	(E)	1,028,251	9/18/18	3 month USD-LIBOR-BBA	1.15%	27,235
	4,558,000	(E)	272,504	9/18/23	3 month USD-LIBOR-BBA	2.20%	7,411
	78,357,200	(E)	(3,416,656)	9/18/23	2.20%	3 month USD-LIBOR-BBA	1,140,598
	23,883,300	(E)	1,315,468	9/18/23	3 month USD-LIBOR-BBA	2.20%	(73,585)
	28,471,000	(E)	33,791	9/18/15	3 month USD-LIBOR-BBA	0.45%	(5,786)

	Total						$(2,598,057)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,847,393	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(4,514)
3,584,091	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(35,250)
Barclays Bank PLC
8,219,796	—	1/12/36	(5.50% ) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(7,015)
3,462,826	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,461)
6,880,949	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(37,854)
5,818,832	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	40,444
3,005,354	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,394
15,573,576	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(85,674)
11,498,850	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	77,538
10,034,682	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	69,226
2,964,217	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,243)
6,024,738	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14,720)
4,155,251	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,887
27,813,412	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(67,957)
1,755,230	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,289)
40,696,408	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(223,880)
24,956,747	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	172,168
1,164,519	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,336
4,022,532	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,828)
1,828,753	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,468)
2,170,482	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,973
9,718,467	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(95,584)
3,569,122	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,112
34,843,773	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(191,684)
33,033,654	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	227,888
9,687,751	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	69,344
666,973	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,339
3,658,329	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,125)
1,545,926	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,665
1,006,074	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	7,569
17,906,478	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	123,531
14,706,581	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(80,904)
6,391,317	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,616)
2,264,713	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,533)
1,544,846	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,417
6,501,593	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	45,190
28,621,606	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	197,451
4,782,115	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	32,990
854,530	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,762
2,771,261	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,687
2,009,030	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,547
1,097,854	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(9,182)
1,140,005	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,271)
30,576,390	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(168,208)
38,115,342	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(318,797)
21,840,219	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	120,148
27,225,244	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	227,712
6,724,759	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,431
4,705,017	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(30,762)
2,352,438	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(15,381)
2,352,438	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(15,381)
3,584,091	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(35,250)
4,720,695	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(30,865)
12,262,197	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(80,173)
4,720,413	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(30,863)
1,585,529	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,722)
3,399,518	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	23,452
9,711,956	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(53,428)
2,872,226	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(28,249)
5,909,173	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	11,864
8,319,481	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,327
9,425,995	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(61,629)
5,456,184	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(30,016)
4,746,845	(82,328)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(20,978)
Citibank, N.A.
10,566,450	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	72,895
14,211,232	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	98,039
7,843,144	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	77,139
1,645,410	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,974)
6,561,144	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,031
7,501,293	(150,026)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(66,957)
Credit Suisse International
25,443,316	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	164,866
470,133	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,149)
5,454,165	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	30,876
1,846,875	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,513)
4,290,142	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,800
15,470,363	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	37,799
4,706,742	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic MBX Index 3.00% 30 year Fannie Mae pools	26,827
2,767,340	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(27,217)
3,584,091	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(35,250)
2,872,226	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(28,249)
8,968,761	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,914)
17,609,258	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	43,025
9,885,727	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	24,154
9,970,485	(87,242)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	34,274
11,411,697	(78,455)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	60,625
Goldman Sachs International
4,591,041	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,217)
2,417,829	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,854
8,473,805	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	17,013
6,536,888	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	13,124
2,313,575	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,314
22,280,804	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	31,915
2,879,821	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,036)
8,210,748	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	16,485
474,792	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,160)
3,626,441	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,861)
3,613,712	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(35,542)
7,457,447	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,903
7,457,447	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,903
800,986	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,957)
2,174,622	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,313)
3,578,288	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,743)
8,234,050	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,118
8,393,796	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(82,555)
1,459,909	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,987
1,615,433	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,947)
4,060,329	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,921)
12,129,093	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(66,725)
4,556,566	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,067)
8,219,796	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	7,015
12,065,009	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(29,479)
12,452,302	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(122,472)
3,627,308	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(35,675)
1,221,413	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,984)
2,489,132	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,565
4,215,271	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,038
5,924,291	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14,475)
506,623	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,017
4,013,833	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(39,477)
14,352,175	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(68,690)
4,430,947	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,347
2,646,826	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,791
8,861,895	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	12,694
1,887,983	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,790
8,110,304	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,816)
1,698,794	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,151)
3,612,461	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,826)
16,615,575	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(91,406)
1,122,312	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,253
7,939,440	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,399)
2,297,843	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,613
616,103	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,389)
1,642,758	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,037)
2,230,247	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,478
4,460,494	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,955
3,021,491	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,066
1,250,925	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,056)
1,393,662	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,798
9,286,613	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	18,644
6,142,922	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,981
5,974,514	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,598
13,967,285	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	34,127
2,805,521	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,855
2,805,521	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,855
3,979,842	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	39,143
14,537,346	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	35,519
1,645,410	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,974
16,514,941	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(33,157)
15,997,503	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	22,915
4,324,908	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,567)
4,286,731	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(42,161)
7,956,432	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,632
3,584,091	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(35,250)
6,961,896	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,010)
5,743,967	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(56,493)
11,957,493	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	117,605
2,111,317	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	20,765
3,342,187	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,166
3,341,669	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,165
8,867,725	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	87,216
JPMorgan Chase Bank N.A.
5,631,797	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(55,390)

Total					$(103,443)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$13,534	$198,000	5/11/63	300 bp	$(3,121)
	CMBX NA BBB Index	BBB-/P	26,395	438,000	5/11/63	300 bp	(10,448)
	CMBX NA BBB Index	BBB-/P	54,079	876,000	5/11/63	300 bp	(19,607)
	CMBX NA BBB Index	BBB-/P	51,528	904,000	5/11/63	300 bp	(24,514)
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	3,320	113,000	5/11/63	300 bp	(6,185)
	CMBX NA BBB Index	BBB-/P	7,252	379,000	5/11/63	300 bp	(24,628)
	CMBX NA BBB Index	BBB-/P	3,491	450,000	5/11/63	300 bp	(34,362)
	CMBX NA BBB Index	BBB-/P	55,247	452,000	5/11/63	300 bp	17,226
	CMBX NA BBB Index	BBB-/P	44,521	459,000	5/11/63	300 bp	5,911
	CMBX NA BBB Index	BBB-/P	58,504	735,000	5/11/63	300 bp	(3,322)
	CMBX NA BBB Index	BBB-/P	59,046	740,000	5/11/63	300 bp	(3,200)
	CMBX NA BBB Index	BBB-/P	57,683	745,000	5/11/63	300 bp	(4,984)
	CMBX NA BBB Index	BBB-/P	49,008	745,000	5/11/63	300 bp	(13,658)
	CMBX NA BBB Index	BBB-/P	23,034	757,000	5/11/63	300 bp	(40,643)
	CMBX NA BBB Index	BBB-/P	13,355	758,000	5/11/63	300 bp	(50,405)
	CMBX NA BBB Index	BBB-/P	12,276	799,000	5/11/63	300 bp	(54,933)
	CMBX NA BBB Index	BBB-/P	64,541	886,000	5/11/63	300 bp	(9,987)
	CMBX NA BBB Index	BBB-/P	10,449	900,000	5/11/63	300 bp	(65,256)
	CMBX NA BBB Index	BBB-/P	102,818	910,000	5/11/63	300 bp	26,272
	CMBX NA BBB Index	BBB-/P	88,944	917,000	5/11/63	300 bp	11,809
	CMBX NA BBB Index	BBB-/P	98,633	1,287,000	5/11/63	300 bp	(9,625)
	CMBX NA BBB Index	BBB-/P	76,944	1,875,000	5/11/63	300 bp	(80,775)
	CMBX NA BBB Index	BBB-/P	97,865	885,000	5/11/63	300 bp	23,422

	Total						$(375,013)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through July 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,287,880,214.
(b)	The aggregate identified cost on a tax basis is $1,507,436,752, resulting in gross unrealized appreciation and depreciation of $64,454,981 and $37,028,453, respectively, or net unrealized appreciation of $27,426,528.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$141,049,783	$221,019,516	$362,069,299	$83,368	$—
	Putnam Short Term Investment Fund *	—	371,646,370	362,645,704	32,231	9,000,666
	Totals	$141,049,783	$592,665,886	$724,715,003	$115,599	$9,000,666
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $453,422,752 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,193,339 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,224,448 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $8,123,496.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$364,559,892	$—
Foreign government and agency bonds and notes	—	851,221	—
Mortgage-backed securities	—	586,594,504	—
Municipal bonds and notes	—	4,384,333	—
Purchased swap options outstanding	—	2,636,201	—
Senior loans	—	144,356	—
U.S. government and agency mortgage obligations	—	535,702,690	—
U.S. treasury obligations	—	4,445,811	—
Short-term investments	22,185,666	13,358,606	—

Totals by level	$22,185,666	$1,512,677,614	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(6,129,924)	$—	$—
Written swap options outstanding	—	(3,296,001)	—
TBA sale commitments	—	(110,401,872)	—
Interest rate swap contracts	—	23,213,881	—
Total return swap contracts	—	294,608	—
Credit default contracts	—	(1,447,480)	—

Totals by level	$(6,129,924)	$(91,636,864)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$—	$1,447,480
Interest rate contracts	72,877,955	56,159,190

Total	$72,877,955	$57,606,670

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$892,800,000
Written swap option contracts (contract amount)	$667,300,000
Futures contracts (number of contracts)	3,000
OTC interest rate swap contracts (notional)	$2,367,000,000
Centrally cleared interest rate swap contracts (notional)	$312,800,000
OTC total return swap contracts (notional)	$1,066,100,000
OTC credit default swap contracts (notional)	$6,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 27, 2013